Prepaid Reinsurance Premiums and Reinsurance Recoverables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 66.3	$ 69.8
Percentage of Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables	901.0	818.0
Percentage of Reinsurance Recoverables	100.00%	100.00%
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	60.3	53.1
Percentage of Prepaid Reinsurance Premiums	91.00%	76.00%
Reinsurance Recoverables	856.1	760.2
Percentage of Reinsurance Recoverables	95.00%	93.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	25.4	21.4
Percentage of Prepaid Reinsurance Premiums	38.00%	31.00%
Reinsurance Recoverables	739.2	650.4
Percentage of Reinsurance Recoverables	82.00%	80.00%
State Reinsurance Plan | North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	19.5	19.0
Percentage of Prepaid Reinsurance Premiums	30.00%	27.00%
Reinsurance Recoverables	50.6	51.4
Percentage of Reinsurance Recoverables	6.00%	6.00%
State Reinsurance Plan | Commercial Auto Insurance Procedures Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	15.4	12.7
Percentage of Prepaid Reinsurance Premiums	23.00%	18.00%
Reinsurance Recoverables	66.3	58.4
Percentage of Reinsurance Recoverables	7.00%	7.00%
Non-State Reinsurance Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	6.0	16.7
Percentage of Prepaid Reinsurance Premiums	9.00%	24.00%
Reinsurance Recoverables	$ 44.9	$ 57.8
Percentage of Reinsurance Recoverables	5.00%	7.00%